Income Taxes (Deferred Tax Rollforward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	$ 745.3	$ 602.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(16.4)	21.3
(Charged) / credited to earnings	159.4	938.8
Net deferred income tax liabilities at the end of the period	602.3	(357.8)
Deferred income tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	1,284.1	1,269.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	23.1	21.3
(Charged) / credited to earnings	(8.3)	171.3
Net deferred income tax liabilities at the end of the period	1,269.3	1,076.7
Decommissioning liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	291.2	329.6
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(38.4)	(31.7)
Net deferred income tax liabilities at the end of the period	329.6	361.3
Income tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	932.6	918.1
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	14.5	268.6
Net deferred income tax liabilities at the end of the period	918.1	649.5
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	2.5	5.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(2.8)	(4.9)
Net deferred income tax liabilities at the end of the period	5.3	10.2
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	4.7	0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	4.7	(33.5)
Net deferred income tax liabilities at the end of the period	0.0	33.5
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	46.5	0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	58.4
(Charged) / credited to earnings	(11.9)
Net deferred income tax liabilities at the end of the period	0.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	6.6	16.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(35.3)	21.3
(Charged) / credited to earnings	25.6	(27.2)
Net deferred income tax liabilities at the end of the period	16.3	22.2
Deferred income tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(538.8)	(667.0)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(39.5)	0.0
(Charged) / credited to earnings	167.7	767.5
Net deferred income tax liabilities at the end of the period	(667.0)	(1,434.5)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(475.9)	(633.9)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	158.0	783.6
Net deferred income tax liabilities at the end of the period	(633.9)	(1,417.5)
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(16.0)	(33.1)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	17.1	(16.1)
Net deferred income tax liabilities at the end of the period	(33.1)	(17.0)
ROU asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(31.7)	0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(39.5)
(Charged) / credited to earnings	7.8
Net deferred income tax liabilities at the end of the period	0.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(15.2)	$ 0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0
(Charged) / credited to earnings	(15.2)
Net deferred income tax liabilities at the end of the period	$ 0.0